March 11, 2013

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	ING Variable Products Trust (“Registrant”)
Registration Statement on Form N-14 (“Registration Statement”)
File Nos. 333-185719 and 811-08220

Ladies and Gentlemen:

Please be advised that in lieu of filing a copy of a form of the Prospectus for the Registrant pursuant to Rule 497(b) under the Securities Act of 1933, as amended (the “1933 Act”), we hereby certify the following pursuant to 497(j) under the 1933 Act:

(1)        that the form of the Prospectus that would have been filed pursuant to Rule 497(b) of the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 1 to the Registration Statement; and

(2)        that the text of the Registration Statement was filed electronically with the Securities and Exchange Commission.

Please contact Corey Rose at (704) 339-3164 if you have any questions.

Regards,

/s/ Leah Schubert

Leah Schubert